Long-Term Borrowings - Additional Information (Detail) € in Millions	12 Months Ended
Dec. 31, 2023 EUR (€)
Capital funding [member] | EUR 500 Million Senior Unsecured Notes [member]
Disclosure of long-term borrowings [Line Items]
Face amount of debt instrument redeemed during the period	€ 500
Aegon Ltd. [member] | Capital funding [member] | EUR 500 Million Senior Unsecured Notes [member]
Disclosure of long-term borrowings [Line Items]
Face amount of debt instrument redeemed during the period	€ 500
Bottom of range [member] | Aegon Ltd. [member]
Disclosure of long-term borrowings [Line Items]
Borrowing maturity	8 year
Long-term borrowing, interest rate	6.125%
Top of range [member] | Aegon Ltd. [member]
Disclosure of long-term borrowings [Line Items]
Borrowing maturity	16 years
Long-term borrowing, interest rate	6.625%